UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	File No. 333-177582
Pre-Effective Amendment No.	□
Post-Effective Amendment No. 25	☑
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	File No. 811-03330
Amendment No. 831	☑
(Check appropriate box or boxes.)
Nationwide Variable Account-II

(Exact Name of Registrant)
Nationwide Life Insurance Company

(Name of Depositor)
One Nationwide Plaza, Columbus, Ohio 43215

(Address of Depositor's Principal Executive Offices) (Zip Code)
(614) 249-7111

Depositor's Telephone Number, including Area Code
Denise L. Skingle, Senior Vice President, Corporate Governance and Secretary,
One Nationwide Plaza, Columbus, Ohio 43215

(Name and Address of Agent for Service)
September 16, 2019

Approximate Date of Proposed Public Offering
It is proposed that this filing will become effective (check appropriate box)
□ immediately upon filing pursuant to paragraph (b)
☑ on September 16, 2019 pursuant to paragraph (b)
□ 60 days after filing pursuant to paragraph (a)(1)
□ on (date) pursuant to paragraph (a)(1)
If appropriate, check the following box:
□ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Prospectus supplement dated September 16, 2019
to the following prospectus(es):
Nationwide DestinationSM All American Gold 2.0 New York, Nationwide DestinationSM [B] 2.0 New York, Nationwide DestinationSM [EV] 2.0 New York, and Nationwide DestinationSM [L] 2.0 New York dated May 1, 2019
This supplement updates certain information contained in your prospectus. Please read it and keep it with your prospectus for future reference.
Effective October 14, 2019, the following changes apply to your contract:
I.	The following underlying mutual funds will be available as investment options under the contract:
•	JPMorgan Insurance Trust – JPMorgan Insurance Trust Core Bond Portfolio: Class 2
•	Nationwide Variable Insurance Trust – NVIT J.P. Morgan Disciplined Equity Fund: Class II
•	Nationwide Variable Insurance Trust – NVIT J.P. Morgan MozaicSM Multi-Asset Fund: Class II
II.	For Contract Owners that elect the 7% Nationwide Lifetime Income Rider, Nationwide Lifetime Income Capture Option, or Nationwide Lifetime Income Track Option, Nationwide makes available as a permitted investment option the following Static Asset Allocation Model:
•	J.P. Morgan Option (34% JPMorgan Insurance Trust Core Bond Portfolio, 33% NVIT J.P. Morgan Disciplined Equity Fund, 33% NVIT J.P. Morgan MozaicSM Multi-Asset Fund)
Accordingly, the following changes apply to your prospectus:
(1)	Appendix A: Underlying Mutual Funds is amended to include the following:
JPMorgan Insurance Trust – JPMorgan Insurance Trust Core Bond Portfolio: Class 2
Investment Adviser:	J.P. Morgan Investment Management Inc.
Investment Objective:	Maximize total return by investing primarily in a diversified portfolio of intermediate and long-term debt securities.
Nationwide Variable Insurance Trust – NVIT J.P. Morgan Disciplined Equity Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	J.P. Morgan Investment Management Inc.
Investment Objective:	The Fund seeks a high level of total return from a diversified portfolio of equity securities.
Nationwide Variable Insurance Trust – NVIT J.P. Morgan MozaicSM Multi-Asset Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	J.P. Morgan Investment Management Inc.
Investment Objective:	The NVIT J.P. Morgan MozaicSM Fund ("Mozaic Fund" or the "Fund") seeks a high level of total return.
(2)	The lists of investment options that are permitted when the 7% Nationwide Lifetime Income Rider, Nationwide Lifetime Income Capture Option or Nationwide Lifetime Income Track Option are elected in the Income Benefit Investment Options provision of the Optional Contract Benefits, Charges, and Deductions section are amended to include the following:
•	Static Asset Allocation Model - J.P. Morgan Option (34% JPMorgan Insurance Trust Core Bond Portfolio, 33% NVIT J.P. Morgan MozaicSM Multi-Asset Fund, 33% NVIT J.P. Morgan Disciplined Equity Fund)
(3)	The list of Static Asset Allocation Models that are permitted when the 7% Nationwide Lifetime Income Rider, Nationwide Lifetime Income Capture Option or Nationwide Lifetime Income Track Option are elected in the Static Asset Allocation Model provision of the Contract Owner Services section is amended to include the following:
•	J.P. Morgan Option (34% JPMorgan Insurance Trust Core Bond Portfolio, 33% NVIT J.P. Morgan MozaicSM Multi-Asset Fund, 33% NVIT J.P. Morgan Disciplined Equity Fund)
PROS-2019-287
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Incorporation by Reference
The prospectus supplements dated May 22, 2019 and May 31, 2019 and the prospectus and statement of additional information and Part C that were effective May 1, 2019, except as amended by this supplement, previously filed with the Commission under SEC file No. 333-177582, are hereby incorporated by reference and made a part of this registration statement.
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SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Rule 485(b) under the Securities Act of 1933 for effectiveness of the Registration Statement and has caused this Registration Statement to be signed by the undersigned, duly authorized, in the City of Columbus, and State of Ohio, on September 16, 2019.
Nationwide Variable Account-II
(Registrant)
Nationwide Life Insurance Company
(Depositor)
By: /s/ Jamie Ruff Casto
Jamie Ruff Casto Attorney-in-Fact
As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated, on September 16, 2019.
KIRT A. WALKER
Kirt A. Walker, President and Chief Operating Officer, and Director
MARK R. THRESHER
Mark R. Thresher, Executive Vice President and Director
TIMOTHY G. FROMMEYER
Timothy G. Frommeyer, Senior Vice President-Chief Financial Officer and Director
ERIC S. HENDERSON
Eric S. Henderson, Senior Vice President - Individual Products & Solutions and Director
JOHN L. CARTER
John L. Carter, Senior Vice President – Nationwide Retirement Plans and Director
STEPHEN S. RASMUSSEN
Stephen S. Rasmussen, Director
STEVEN A. GINNAN
Steven A. Ginnan, Senior Vice President-Chief Financial Officer and Director
By /s/ Jamie Ruff Casto
Jamie Ruff Casto Attorney-in-Fact
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